Common stock options granted, forfeited or expired and exercised - Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding	29,701,197	7,340,182	7,465,638
Options Granted	24,532,719	5,851,696	3,300,000
Options Forfeited or expired	(630,778)	(912,250)	(2,848,704)
Options Exercised	(5,180,378)	(1,299,994)	(576,752)	0
Options Outstanding	29,701,197	29,701,197	7,340,182	7,465,638
Options Exercisable	29,641,197
Weighted Average Exercise Price per Share	$ 0.08	$ 0.46	$ 0.49
Weighted Average Exercise Price per Share, Granted	$ 0.001	$ 0.001	$ 0.28
Weighted Average Exercise Price per Share, Forfeited or expired	$ 0.75	$ 0.65	$ 0.41
Weighted Average Exercise Price per Share, Exercised	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share, Outstanding		$ 0.08	$ 0.46	$ 0.49
Weighted Average Exercise Price per Share, Exercisable	$ 0.08